DERIVATIVES AND HEDGING (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative instruments	$ 2,657	$ 9,806
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	2,657	9,806
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	0	0
Foreign exchange contracts | Prepaid expenses and other current assets | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	$ 2,657	$ 9,806
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current